LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
LEASE LIABILITIES

15.    LEASE LIABILITIES

Lease liabilities are shown below:

		Consolidated
	12/31/2022	12/31/2021
Leases	1,916,636	1,790,193
Present value adjustment - Leases	(1,222,790)	(1,178,642)
Leases	693,846	611,551
Classified:
Current	177,010	119,047
Non-current	516,836	492,504
Leases	693,846	611,551

The Company has lease agreements for port terminals in Itaguaí, the Solid Bulk Terminal - TECAR, used for loading and unloading iron ores and others and the Container Terminal - TECON, with remaining terms of 25 and 29 years, respectively, and lease agreement for railway operation using the Northeast network with a remaining term of 7 years.

Additionally, the Company has operating equipment lease agreements, used mainly in the mining and steel operations, and real estate, used as operating facilities and administrative and sales offices, in several locations where the Company operates, with remaining terms of 1 to 13 years.

The present value of the future obligations was measured using the implicit rate observed in the contracts and for the contracts that did not have a rate, the Company applied the incremental borrowing rate - IBR, both in nominal terms.

The average incremental rate used in measuring lease and right-of-use liabilities in the agreements entered into during the year ended December 31, 2022 ranges from 14.00% to 18.02% p.a. (R$) for contracts with a term of 2 to 5 years and is 1.10% p.a. (EURO) for contracts with a term of 12 years.

The movement of lease liabilities is shown in the table below:

		Consolidated
	12/31/2022	12/31/2021
Opening balance	611,551	530,131
New leases	29,633	69,379
Present Value Adjustments - New leases	(3,300)	(7,273)
Contract review	99,419	109,860
Write-off	(781)	(38,626)
Payments	(155,995)	(114,303)
Interest appropriated	69,510	62,470
Acquisition of companies	45,352
Exchange variation	(1,543)	(87)
Net balance	693,846	611,551

The estimated future minimum payments for the lease agreements include determinable variable payments, which are certain to occur, based on minimum performance and contractually fixed rates.

As of December 31, 2022, the expected minimum payments are the following:

				Consolidated
	Less than one year	Between one and five years	Over five years	Total
Leases	183,928	419,882	1,312,826	1,916,636
Present value adjustment - Leases	(6,918)	(124,826)	(1,091,046)	(1,222,790)
Total lease liabilities	177,010	295,056	221,780	693,846

•	Recoverable PIS / COFINS

Lease liabilities were measured at the amount of consideration with suppliers, that is, without considering the tax credits incurred after payment. The potential right of PIS and COFINS embedded in the lease liability is shown below.

		Consolidated
	12/31/2022	12/31/2021
Leases	1,835,101	1,777,209
Present value adjustment - Leases	(1,221,378)	(1,177,668)
Potencial PIS and COFINS credit	169,747	164,392
Present value adjustment – Potential PIS and COFINS credit	(112,977)	(108,934)

•	Lease payments not recognized as a liability:

The Company chose not to recognize lease liabilities in contracts with a term of less than 12 months and for low value assets. Payments made for these contracts are recognized as expenses when incurred.

The Company has contracts for the right to use ports (TECAR) and railways (FTL) which, even if they establish minimum performance, it is not possible to determine its cash flow since these payments are fully variable and will only be known when they occur. In such cases, payments will be recognized as expenses when incurred.

The expenses related to payments not included in the measurement of the lease liability during the year are:

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Contract less than 12 months	995	339	549
Lower Assets value	5,859	4,975	9,563
Variable lease payments	325,913	498,529	270,449
Total	332,767	503,843	280,561

Accounting Policy

When entering into a contract, the Company assesses whether the contract is, or contains, a lease. The lease is characterized by a lease or transfer of the right to use for a fixed period in exchange for monthly payments. The leased asset must be clearly specified.

The Company determines in the initial recognition, the lease term or non-cancellable term, which will be used in the measurement of the right-of-use assets and the lease liability. The lease term will be reevaluated by the Company when a significant event or significant change occurs in the circumstances that are under the control of the lessee and affects the non-cancellable term. The Company adopts exemption from recognition, as provided for in the standard, for the lessee of contracts with terms of less than 12 (twelve) months, or whose underlying asset object of the contract is of low value.

At inception, the Company recognizes the right to use the asset and the lease liability at present value. The right-of-use asset should be measured at cost. The cost includes the lease liability, upfront costs, advance payments, and estimated costs to disassemble, remove or restore. The lease liability is measured at the present value of the lease payments expected to be made during the life of the agreement, discounted at the implicit interest rate of the lease or, if the rate is not determinable, an incremental rate will be used to determine the present value.

For contracts that the Company determines the business rate, it is understood that this rate is the rate implied in nominal terms and to which it is applied in discounting the flow of future payments. In contracts with no rate definition, the Company applied the incremental loan rate, obtaining it through consultations with banks where it has a relationship, adjusted for the inflation forecast for the coming years.

For the subsequent measurement, the cost method to the right-of-use asset is used and, in depreciation the requirements of IAS 16 – Property, Plant and Equipment are applied. However, for the purpose of depreciation, the Company determines the use of the straight-line method based on the remaining useful life of the assets or the term of the contract, whichever is the shorter.

The effects of PIS and COFINS recoverable generated after the effective payment of the obligations will be recorded as a reduction of the depreciation expenses of the right of use and of the financial expenses recognized monthly.

The IAS 36 - Impairment of Assets will also be applied in order to determine whether the right-of-use asset is impaired and to account for any impairment loss identified.

In accordance with the guidelines of IFRS 16, the Company used the discounted cash flow technique to measure and remeasure liabilities, without considering the projected inflation in the flows to be discounted.